SEGMENT INFORMATION - Segment Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Total operating revenues	$ 968,420	$ 885,767	$ 1,113,456
Gain on sale of assets	21,427	9,188	34,185
Other operating income (expenses), net - related party	0	0	(413)
Operating expenses
Voyage expenses and commissions	192,890	246,161	278,550
Ship operating expenses	293,971	251,950	225,971
Charter hire expenses	22,715	42,225	57,406
Administrative expenses	24,303	18,679	20,375
Impairment loss on vessels	0	11,780	0
Depreciation	141,627	135,548	129,839
Interest income	6,872	4,717	2,345
Interest expense	(108,215)	(103,664)	(56,248)
Share of results of associated companies	(4,070)	12,316	40,793
Gain on derivatives	15,212	11,371	39,968
Gain (loss) on marketable equity securities	0	287	503
Other financial items	(378)	(830)	(222)
Income tax expense	548	541	379
Net income	223,214	112,268	461,847
Reportable Segment
Revenue from External Customer [Line Items]
Total operating revenues	968,420	885,767	1,113,456
Gain on sale of assets	21,427	9,188	34,185
Other operating income (expenses), net - related party	0	0	(413)
Operating expenses
Voyage expenses and commissions	192,890	246,161	278,550
Other segment operating expense items	8,196	22,335	17,262
Charter hire expenses	22,715	42,225	57,406
Administrative expenses	24,303	18,679	20,375
Impairment loss on vessels	0	11,780	0
Depreciation	141,627	135,548	129,839
Interest income	6,872	4,717	2,345
Interest expense	(108,215)	(103,664)	(56,248)
Share of results of associated companies	(4,070)	12,316	40,793
Gain on derivatives	15,212	11,371	39,968
Gain (loss) on marketable equity securities	0	287	503
Other financial items	(378)	(830)	(222)
Income tax expense	548	541	379
Net income	223,214	112,268	461,847
Reportable Segment | Segment Reporting, Reconciling Item, Corporate Nonsegment
Operating expenses
Net income	0	0	0
Reportable Segment | Running operating expenses
Operating expenses
Ship operating expenses	223,449	202,307	186,679
Reportable Segment | Drydock expenses
Operating expenses
Ship operating expenses	55,107	24,114	15,123
Reportable Segment | Upgrading expenses
Operating expenses
Ship operating expenses	$ 7,219	$ 3,194	$ 6,907